SUPPLEMENT DATED JULY 22, 2004

TO THE

PROSPECTUSES

OF THE

FUNDS INDICATED BELOW

The section of each of the Prospectuses for the Funds listed below entitled “Management—Recent Developments” is deleted and replaced with the following:

Citigroup has been notified by the Staff of the Securities and Exchange Commission (SEC) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (CAM), including its applicable investment advisory companies and Citicorp Trust Bank (CTB), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

CITIFUNDS TRUST III
CITI CONNECTICUT TAX FREE RESERVES SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO Class A and Y Shares	December 29, 2003

SB ADJUSTABLE RATE INCOME FUND	September 26, 2003
Smith Barney Shares

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.	December 29, 2003
SMITH BARNEY ALLOCATION SERIES INC.	May 28, 2004
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GLOBAL PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO

SMITH BARNEY APPRECIATION FUND INC.	April 29, 2004
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.	September 26, 2003
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.	June 28, 2004

SMITH BARNEY EQUITY FUNDS	May 28, 2004
SMITH BARNEY SOCIAL AWARENESS FUND

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.	January 28, 2004

SMITH BARNEY FUNDS, INC.
SMITH BARNEY LARGE CAP VALUE FUND	April 29, 2004
SMITH BARNEY SHORT-TERM HIGH GRADE BOND FUND	April 29, 2004
U.S. GOVERNMENT SECURITIES FUND	April 29, 2004
SMITH BARNEY INCOME FUNDS
SMITH BARNEY DIVIDEND AND INCOME FUND	November 28, 2003
SB CONVERTIBLE FUND	November 28, 2003
Smith Barney Shares
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 28, 2003
SMITH BARNEY EXCHANGE RESERVE FUND	November 28, 2003
SMITH BARNEY HIGH INCOME FUND	November 28, 2003
SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 28, 2003

SB CAPITAL AND INCOME FUND	April 29, 2004
Smith Barney Shares
SMITH BARNEY TOTAL RETURN BOND FUND	November 28, 2003

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND INC.	September 29, 2003
CASH PORTFOLIO
GOVERNMENT PORTFOLIO
MUNICIPAL PORTFOLIO

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY GOVERNMENT SECURITIES FUND	April 29, 2004
SMITH BARNEY GROUP SPECTRUM FUND	January 28, 2004
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 2003
SMITH BARNEY INVESTMENT GRADE BOND FUND	April 29, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP GROWTH AND VALUE FUND	August 28, 2003, as revised January 21, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — GLOBAL ALL CAP GROWTH AND VALUE FUND	August 28, 2003, as revised January 21, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — LARGE CAP GROWTH AND VALUE FUND	August 28, 2003, as revised January 21, 2004
SMITH BARNEY SMALL CAP VALUE FUND	January 28, 2004
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2004

SMITH BARNEY INVESTMENT SERIES	February 27, 2004
SB GROWTH AND INCOME FUND
Smith Barney Shares
SMITH BARNEY INTERNATIONAL FUND
SMITH BARNEY LARGE CAP CORE FUND

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND	March 29, 2004
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND	March 29, 2004
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 29, 2004
SMITH BARNEY S&P 500 INDEX FUND	April 29, 2004
Smith Barney Shares
Citi Shares
SMITH BARNEY MID CAP CORE FUND	March 29, 2004
SMITH BARNEY CLASSIC VALUES FUND	March 29, 2004

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.	November 28, 2003

SMITH BARNEY MANAGED MUNICIPALS FUND INC.	June 28, 2004
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 29, 2004
SMITH BARNEY MONEY FUNDS, INC.	April 29, 2004
CASH PORTFOLIO
GOVERNMENT PORTFOLIO

SMITH BARNEY MUNI FUNDS
CALIFORNIA MONEY MARKET PORTFOLIO	July 29, 2003
FLORIDA PORTFOLIO	July 29, 2003
GEORGIA PORTFOLIO	July 29, 2003
LIMITED TERM PORTFOLIO	July 29, 2003
MASSACHUSETTS MONEY MARKET PORTFOLIO	July 29, 2003
NATIONAL PORTFOLIO	July 29, 2003
NEW YORK MONEY MARKET PORTFOLIO	July 29, 2003
NEW YORK PORTFOLIO	July 29, 2003
PENNSYLVANIA PORTFOLIO	July 29, 2003

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.	July 29, 2003

SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 29, 2003
SMITH BARNEY OREGON MUNICIPALS FUND	August 28, 2003

SMITH BARNEY PRINCIPAL RETURN FUND
SECURITY AND GROWTH FUND	March 29, 2004

SMITH BARNEY SECTOR SERIES FUND INC.	February 27, 2004
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY TECHNOLOGY FUND

SMITH BARNEY SMALL CAP CORE FUND, INC.	April 29, 2004

SMITH BARNEY TRUST II
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 28, 2004
SMITH BARNEY INTERNATIONAL LARGE CAP FUND	April 29, 2004
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND	February 28, 2004
SMITH BARNEY CAPITAL PRESERVATION FUND	February 28, 2004
SMITH BARNEY CAPITAL PRESERVATION FUND II	February 28, 2004
SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND	February 28, 2004

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO	February 27, 2004
INTERNATIONAL ALL CAP GROWTH PORTFOLIO	February 27, 2004

FD